Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2017